Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Loan Receivable
	December 31, 2019	December 31 2018
Loan receivable	$-	$2,180,655
	$-	$2,180,655